Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41408
Entity Registrant Name	FEMTO TECHNOLOGIES INC.
Entity Central Index Key	0001888151
Entity Address, Address Line One	7000 Akko Road
Entity Address, City or Town	Kiryat Motzkin
Entity Address, Country	IL